FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 864,972	$ 926,054
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	507,519	611,073
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	357,453	314,981
Trade and other receivables, category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	760,261	669,297
Trade and other receivables, category [Member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	647,924	562,419
Trade and other receivables, category [Member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	135	1,112
Trade and other receivables, category [Member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	105,928	88,240
Trade and other receivables, category [Member] | Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	6,274	17,526
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,625,235	1,597,356
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 2	$ 2,005